INVESTMENT PROPERTIES (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [abstract]
Income from rentals	$ 79,756	$ 77,964	$ 66,838
Investment properties that generated income through rentals	16,531	21,012	21,254
Investment properties that did not generate income through rentals	$ 1,630	$ 2,295	$ 2,495